OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.50%	2.75%
Minimum | Foreign currencies
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	4.57%	2.30%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	7.25%	6.75%
Maximum | Foreign currencies
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	4.61%	5.85%